FILE NOS:                              333-167875
811-21624
______________________________________________________________________________________________________________________________

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[  ]  Pre-Effective Amendment No. ______             [ X ]  Post-Effective Amendment No. 1
(Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter: Allianz Variable Insurance Products Fund of Funds Trust	Area Code and Telephone Number: 763-765-6500
Address of Principal Executive Offices: (Number, Street, City, State, Zip Code) 5701 Golden Hills Drive, Minneapolis, MN 55416-1297
Name and Address of Agent for Service:
     Erik T. Nelson
     5701 Golden Hills Drive
     Minneapolis, MN 55416-1297

     With a copy to:

     Michael J. Radmer, Esq.
     Dorsey & Whitney LLP
     50 South Sixth Street
     Minneapolis, MN  55402

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.
(Number and Street) (City) (State) (Zip Code)

Calculation of Registration Fee under the Securities Act of 1933:

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee
Shares of Beneficial Interest				No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940

Definitive versions of Parts A and B were filed by the Registrant on August 18, 2010 pursuant to Rule 497 and are incorporated by reference.

PART C:
OTHER INFORMATION

ITEM 15. INDEMNIFICATION

 The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

Exhibit Number	Description of Exhibit

(1)	Agreement and Declaration of Trust dated June 16, 2004, filed on October 21, 2004 as Exhibit (a) to Registrant's N1A filing (file Nos. 333-119867 and 811-21624), is incorporated by reference.

(2)	By-laws, filed on October 21, 2004, as Exhibit (b) to Registrant's N1A filing (file Nos. 333-119867 and 811-21624), is incorporated by reference.

(3)	Not Applicable

(4)
Agreement and Plan of Reorganization. (A version of this Agreement was executed in connection with the Reorganization described in this Registration Statement and is included as an Exhibit to the Prospectus/Proxy Statement comprising Part A of this Registration Statement.)

(5)	See (1) and (2) above.

(6)(a)
Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed on December 30, 2004 as Exhibit (d)(1) to Registrant's Pre-effective Amendment No. 2, is incorporated by reference.

(6)(a)(i)
Revised Schedule A dated April 29, 2010 to the Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed on April 28, 2010 as Exhibit (d)(1)(i) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.

(6)(a)(ii)
Revised Attachment 1, dated April 29, 2010, to Schedule A of  the Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed on April 28, 2010 as Exhibit (d)(1)(ii) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.

(7)(a)
Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.

(7)(a)(i)
Schedule I dated April 29, 2010, to the Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on April 28, 2010 as Exhibit (e)(1)(ii) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.

(7)(a)(ii)
Fee Agreement Letter dated August 28, 2007, to the Distribution Agreement between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on February 2, 2009 as Exhibit (e)(1)(ii) to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.

(7)(b)
Participation Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of North America, and Allianz Life Financial Services, LLC, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.

(7)(b)(i)
Revised Schedule A, dated April 28, 2010, to the Participation Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of North America, and Allianz Life Financial Services, LLC, filed on April 28, 2010 as Exhibit (e)(2)(i) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.

(7)(c)
Participation Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of New York, and Allianz Life Financial Services, LLC, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.

(7)(c)(i)
Revised Schedule A dated April 29, 2010, to the Participation Agreement dated August 28, 2007, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of New York, and Allianz Life Financial Services, LLC, on June 29, 2010 as Exhibit (7)(c)(i) to Registrant’s Registration Statement on Form N14 (File No. 333-167875), is incorporated by reference.

(8)	Not Applicable

(9)
Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on February 2, 2009 as Exhibit (g) to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.

(9)(i)
Custody and Securities Lending Fee Schedule, dated February 4, 2009, between Allianz Life Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on June 29, 2010 as Exhibit (9)(i) to Registrant’s Registration Statement on Form N14 (File No. 333-167851), is incorporated by reference.

(10)	Not Applicable

(11)*	Opinion and consent of Dorsey & Whitney LLP with respect to the legality of the securities being registered, filed herewith.

(12)*	Opinion and consent of Ropes & Gray LLP with respect to tax matters, filed herewith.

(13)(a)
Amended and Restated Services Agreement dated October 23, 2007, between Allianz Variable Insurance Products Funds of Funds Trust and CITI Fund Services Ohio, Inc, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.

(13)(b)
Amended Expense Limitation Agreement, dated May 1, 2007, between Allianz Life Advisers LLC and Allianz Variable Insurance Products Fund of Funds Trust, filed on February 2, 2009 as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.

(13)(b)(i)
Revised Exhibit A dated April 29, 2010, to the Amended Expense Limitation Agreement dated May 1, 2007, between Allianz Life Advisers LLC and Allianz Variable Insurance Products Fund of Funds Trust, filed on April 28, 2010 as Exhibit (h)(2)(i) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.

(13)(c)
Amended and Restated Administrative Services Agreement, dated November 1, 2008, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Investment Management LLC, filed on February 2, 2009 as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.

(13)(d)
Chief Compliance Officer Agreement, dated June 10, 2009, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on June 30, 2009 as Exhibit (13)(c) to Registrant's Registration Statement on Form N-14, is incorporated by reference.

(13)(e)
Compliance Services Agreement, dated June 10, 2009, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on June 30, 2009 as Exhibit (13)(d) to Registrant's Registration Statement on Form N-14, is incorporated by reference.

(14)*	Consent of KPMG LLP with respect to financial statements of the Registrant, filed herewith.

(15)	Not Applicable

(16)	Powers of Attorney, filed on June 29, 2010 as Exhibit (16) to Registrant’s Registration Statement on Form N14 (File No. 333-167851), is incorporated by reference.

(17)(a)*	Contract holder voting instructions, filed herewith.

(17)(b)
Prospectus of the acquiring fund dated August 18, 2010 for shares of the Allianz Variable Insurance Products Fund of Funds Trust, filed by the Registrant on August 13, 2010 pursuant to Rule 497, is incorporated by reference..

(17)(c)
Prospectus of the acquired fund dated April 30, 2010 for shares of the Allianz Variable Insurance Products Fund of Funds trust, filed on April 28, 2010 as part of Registrants Post Effective Amendment No. 7, is incorporated by reference.

(17)(d)
Annual report of the acquired fund, as of December 31, 2009, for the Allianz Variable Insurance Products Fund of Funds trust, filed by Registrant on March 5, 2010 under form N-CSR, is incorporated  by reference.

      *filed herewith
    **to be filed by amendment

ITEM 17.  UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.

SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 18th day of November, 2010.

                                          ALLIANZ VARIABLE INSURANCE
                                          PRODUCTS FUND OF FUNDS TRUST

By: /s/ Brian Muench
      -------------------------------------------
      Brian Muench, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on November 18, 2010.

Signature	Title

/s/ Brian Muench	President
Brian Muench

/s/ Peter R. Burnim*	Trustee
Peter R. Burnim

/s/ Peggy L. Ettestad*	Trustee
Peggy L. Ettestad

/s/ Roger A. Gelfenbien*	Trustee
Roger A. Gelfenbien

/s/ Dickson W. Lewis*	Trustee
Dickson W. Lewis

/s/ Claire R. Leonardi*	Trustee
Claire R. Leonardi

/s/ Peter W. McClean*	Trustee
Peter W. McClean

/s/ Arthur C. Reeds III*	Trustee
Arthur C. Reeds III

/s/ Ty Edwards	Treasurer (principal financial and accounting officer)
/s/ Ty Edwards

/s/ Robert DeChellis*	Trustee
Robert DeChellis

By: /s/ Brian Muench
      -------------------------------------------
      Brian Muench, President

*Pursuant to powers of attorney filed as Exhibit 16 to this Registration Statement

EXHIBITS TO POST EFECTIVE AMENDMENT NO. 1

TO FORM N-14
(FILE NO. 333-167875)

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

INDEX TO EXHIBITS

Exhibit	Description of Exhibit

EX-99.11	Opinion and consent of Dorsey & Whitney LLP with respect to the legality of the securities being registered
EX-99.12	Opinion and consent of Ropes & Gray LLP with respect to tax matters.
EX-99.14	Consent of KPMG LLP with respect to financial statements of the Registrant
EX-99.17a	Contract holder voting instructions